SHARE-BASED AWARDS (Schedule of Share-Based Compensation Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	¥ 11,641	$ 1,789	¥ 8,400	¥ 8,084
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	10,099	1,552	7,573	7,304
Selling Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	¥ 1,542	$ 237	¥ 827	¥ 780